Risk and Uncertainties	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Risk and Uncertainties

NOTE 19 — Risk and Uncertainties

The Company maintains at a financial institution cash and cash equivalents that may periodically exceed federally insured limits. It is the opinion of management that the solvency of the financial institution is not of particular concern currently. As such, management believes the Company is not exposed to any significant credit risk related to cash and cash equivalents.